Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Deferred tax liabilities	$ 9,477	$ 7,016
Deferred tax asset	22,288	13,727
Deferred tax asset, carryforward losses	$ 22,234	$ 13,522
Export Terminal Joint Venture
Income Tax [Line Items]
Percentage of carry forwards utilized against future profits	80.00%